Schedule of Investments (unaudited)	iShares® Global Consumer Discretionary ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.2%
Aristocrat Leisure Ltd.	44,877	$1,423,613
Tabcorp Holdings Ltd.	147,530	538,972
Wesfarmers Ltd.	75,357	3,251,386
		5,213,971
Brazil — 0.1%
Lojas Renner SA	63,805	276,125
Magazine Luiza SA	185,584	239,215
		515,340
Canada — 1.1%
Canadian Tire Corp. Ltd., Class A, NVS	3,845	551,513
Dollarama Inc.	18,843	943,081
Gildan Activewear Inc.	12,888	546,412
Magna International Inc.	18,446	1,492,508
Restaurant Brands International Inc.	20,940	1,269,693
		4,803,207
Chile — 0.0%
Falabella SA	49,841	162,568

China — 7.2%
Alibaba Group Holding Ltd.(a)	980,100	14,403,138
ANTA Sports Products Ltd.	75,000	1,126,375
BYD Co. Ltd., Class H	53,000	1,792,691
Geely Automobile Holdings Ltd.	338,000	923,354
JD.com Inc., Class A(a)	119,300	4,110,164
Li Ning Co. Ltd.	155,500	1,705,840
Meituan, Class B(a)(b)	268,300	7,758,557
		31,820,119
Denmark — 0.2%
Pandora A/S	6,621	823,592

France — 6.9%
Accor SA(a)	11,137	360,988
Cie. Generale des Etablissements Michelin SCA	11,907	1,950,178
EssilorLuxottica SA	19,986	4,254,555
Hermes International	2,315	4,045,169
Kering SA	4,902	3,933,127
LVMH Moet Hennessy Louis Vuitton SE.	17,787	14,699,775
Renault SA(a)	13,805	478,900
Sodexo SA	5,354	469,374
Valeo	15,325	462,147
		30,654,213
Germany — 3.3%
adidas AG	12,386	3,566,490
Bayerische Motoren Werke AG	21,269	2,127,798
Continental AG(a)	7,125	748,591
Daimler AG, Registered	55,461	4,237,450
Delivery Hero SE(a)(b)	12,701	1,405,880
Puma SE	6,772	827,025
Volkswagen AG	1,974	577,067
Zalando SE(a)(b)	12,767	1,028,465
		14,518,766
Ireland — 0.4%
Flutter Entertainment PLC, Class DI(a)	10,063	1,593,110

Italy — 0.7%
Ferrari NV	8,529	2,195,415
Moncler SpA	14,207	1,026,715
		3,222,130

Security	Shares	Value

Japan — 11.7%
Aisin Corp.	12,200	$468,084
Bandai Namco Holdings Inc.	14,600	1,141,550
Bridgestone Corp.	40,600	1,743,066
Denso Corp.	34,600	2,867,330
Fast Retailing Co. Ltd.	4,300	2,444,311
Honda Motor Co. Ltd.	114,343	3,253,142
Isuzu Motors Ltd.	41,800	520,263
Koito Manufacturing Co. Ltd.	8,800	466,084
Nissan Motor Co. Ltd.(a)	159,200	766,794
Nitori Holdings Co. Ltd.	5,800	867,515
Oriental Land Co. Ltd.	15,300	2,579,994
Pan Pacific International Holdings Corp.	35,400	487,948
Panasonic Corp.	155,800	1,712,676
Rakuten Group Inc.(a)	60,500	607,012
Sekisui House Ltd.	43,200	929,480
Shimano Inc.	5,600	1,491,388
Sony Group Corp.	83,800	10,582,111
Subaru Corp.	40,588	725,218
Sumitomo Electric Industries Ltd.	52,800	689,092
Suzuki Motor Corp.	32,400	1,249,436
Toyota Motor Corp.	857,000	15,839,576
Yamaha Motor Co. Ltd.	21,013	504,713
		51,936,783
Netherlands — 1.8%
Just Eat Takeaway.com NV(a)(b)	9,972	541,788
Prosus NV(a)	58,159	4,817,019
Stellantis NV	147,867	2,791,518
		8,150,325
South Korea — 0.9%
Hyundai Mobis Co. Ltd.	4,404	941,385
Hyundai Motor Co.	9,444	1,657,700
Kia Corp.	17,957	1,239,268
		3,838,353
Spain — 0.5%
Industria de Diseno Textil SA	74,704	2,409,206

Sweden — 0.7%
Electrolux AB, Class B	16,856	408,247
Evolution AB(b)	11,920	1,684,784
H & M Hennes & Mauritz AB, Class B	49,143	964,289
		3,057,320
Switzerland — 1.3%
Cie. Financiere Richemont SA, Class A, Registered	34,693	5,184,342
Swatch Group AG (The), Bearer	1,930	587,754
Swatch Group AG (The), Registered	3,764	220,069
		5,992,165
United Kingdom — 3.0%
Aptiv PLC(a)	17,979	2,965,636
Barratt Developments PLC	67,876	689,246
Berkeley Group Holdings PLC	7,613	492,981
Burberry Group PLC	27,071	668,173
Compass Group PLC(a)	118,958	2,678,183
Entain PLC(a)	38,797	886,770
InterContinental Hotels Group PLC(a)	12,467	805,979
Kingfisher PLC	140,546	646,476
Marks & Spencer Group PLC(a)	129,174	406,356
Next PLC	8,848	978,615
Persimmon PLC	21,213	822,195
Taylor Wimpey PLC	243,699	581,010

Schedule of Investments (unaudited) (continued)	iShares® Global Consumer Discretionary ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Whitbread PLC(a)	13,440	$546,707
		13,168,327
United States — 58.0%
Advance Auto Parts Inc.	4,187	1,004,378
Amazon.com Inc.(a)	12,766	42,566,184
AutoZone Inc.(a)	1,394	2,922,368
Bath & Body Works Inc.	17,773	1,240,378
Best Buy Co. Inc.	14,713	1,494,841
Booking Holdings Inc.(a)	2,729	6,547,499
BorgWarner Inc.	15,919	717,469
Caesars Entertainment Inc.(a)	14,331	1,340,378
CarMax Inc.(a)	10,749	1,399,842
Carnival Corp.(a)	53,900	1,084,468
Chipotle Mexican Grill Inc.(a)	1,870	3,269,227
Darden Restaurants Inc.	8,597	1,295,052
Dollar General Corp.	15,505	3,656,544
Dollar Tree Inc.(a)	14,948	2,100,493
Domino’s Pizza Inc.	2,418	1,364,550
DR Horton Inc.	21,706	2,354,016
eBay Inc.	41,606	2,766,799
Etsy Inc.(a)(c)	8,446	1,849,167
Expedia Group Inc.(a)	9,724	1,757,321
Ford Motor Co.	260,890	5,418,685
Gap Inc. (The)	14,345	253,189
Garmin Ltd.	10,022	1,364,696
General Motors Co.(a)	96,495	5,657,502
Genuine Parts Co.	9,448	1,324,610
Hasbro Inc.	8,756	891,186
Hilton Worldwide Holdings Inc.(a)	18,541	2,892,211
Home Depot Inc. (The)	49,215	20,424,717
Las Vegas Sands Corp.(a)	22,680	853,675
Lennar Corp., Class A	18,068	2,098,779
LKQ Corp.	17,836	1,070,695
Lowe’s Companies Inc.	46,039	11,900,161
Marriott International Inc./MD, Class A(a)	18,192	3,006,046
McDonald’s Corp.	49,684	13,318,790
MGM Resorts International	25,869	1,161,001
Mohawk Industries Inc.(a)	3,646	664,228
Newell Brands Inc.	25,276	552,028
Nike Inc., Class B	84,960	14,160,283
Norwegian Cruise Line Holdings Ltd.(a)	24,169	501,265
NVR Inc.(a)	218	1,288,134
O’Reilly Automotive Inc.(a)	4,478	3,162,498
Penn National Gaming Inc.(a)	11,116	576,365
Pool Corp.	2,684	1,519,144
PulteGroup Inc.	16,892	965,547
PVH Corp.	4,708	502,108
Ralph Lauren Corp.	3,208	381,303
Ross Stores Inc.	23,559	2,692,323
Royal Caribbean Cruises Ltd.(a)	14,786	1,137,043
Starbucks Corp.	78,623	9,196,532
Tapestry Inc.	18,287	742,452
Target Corp.	32,434	7,506,525
Tesla Inc.(a)	42,075	44,464,018

Security	Shares	Value

United States (continued)
TJX Companies Inc. (The)	79,923	$6,067,754
Tractor Supply Co.	7,543	1,799,760
Ulta Beauty Inc.(a)	3,612	1,489,372
Under Armour Inc., Class A(a)	12,493	264,727
Under Armour Inc., Class C, NVS(a)	13,933	251,351
VF Corp.	21,796	1,595,903
Whirlpool Corp.	4,037	947,322
Wynn Resorts Ltd.(a)	7,069	601,148
Yum! Brands Inc.	19,503	2,708,187
		258,104,237
Total Common Stocks — 99.0%
(Cost: $354,985,710)		439,983,732

Preferred Stocks
Germany — 0.8%
Bayerische Motoren Werke AG, Preference Shares, NVS	3,811	316,033
Porsche Automobil Holding SE, Preference Shares, NVS	10,133	956,685
Volkswagen AG, Preference Shares, NVS	12,216	2,453,988
		3,726,706
South Korea — 0.1%
Hyundai Motor Co.
Preference Shares, NVS	1,522	125,921
Series 2, Preference Shares, NVS	2,483	210,589
		336,510
Total Preferred Stocks — 0.9%
(Cost: $4,132,236)		4,063,216

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(d)(e)(f)	1,871,452	1,872,013
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	410,000	410,000
		2,282,013
Total Short-Term Investments — 0.5%
(Cost: $2,282,013)		2,282,013

Total Investments in Securities — 100.4%
(Cost: $361,399,959)		446,328,961

Other Assets, Less Liabilities — (0.4)%		(1,565,364)

Net Assets — 100.0%		$444,763,597

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Consumer Discretionary ETF
December 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$796,179	$1,076,734	(a)	$—	$(900)	$—	$1,872,013	1,871,452	$3,601	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	270,000	140,000	(a)	—	—	—	410,000	410,000	24		—
					$(900)	$—	$2,282,013		$3,625		$—
(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-MINI Consumer Discretionary Index	2	03/18/22	$413	$18,761
Euro STOXX 50 Index	4	03/18/22	195	6,012
				$24,773

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Global Consumer Discretionary ETF
December 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$266,035,648	$173,948,084	$—	$439,983,732
Preferred Stocks	—	4,063,216	—	4,063,216
Money Market Funds	2,282,013	—	—	2,282,013
	$268,317,661	$178,011,300	$—	$446,328,961
Derivative financial instruments(a)
Assets
Futures Contracts	$18,761	$6,012	$—	$24,773

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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